Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A shares representing limited liability company interests
Amount Registered | shares	70,069,804
Proposed Maximum Offering Price per Unit	29.60
Maximum Aggregate Offering Price	$ 2,074,066,198.40
Fee Rate	0.0087%
Amount of Registration Fee	$ 180,443.76
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A shares representing limited liability company interests ("Class A shares") in WaterBridge Infrastructure LLC, a Delaware limited liability company (the "Company"), being registered hereunder include an indeterminate number of Class A shares that may be issued in connection with the anti-dilution provisions or shares splits, share dividends, recapitalizations or similar events. This registration statement also covers an indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities issued hereunder. (2) Represents an aggregate of 70,069,804 Class A shares held by the selling shareholders identified in this registration statement, consisting of (i) 11,063,925 Class A shares that may be resold by WBR Holdings LLC, (ii) 35,747,578 Class A shares that may be resold by NDB Holdings LLC, (iii) 4,951,160 Class A shares that may be resold by Desert Environmental Holdings LLC and (iv) 16,002,051 Class A shares that may be resold by Devon WB Holdco L.L.C., in each case upon receipt of such shares in exchange for the redemption of an equal number of OpCo Units (as defined in this registration statement) (together with the cancellation of an equal number of Class B shares representing limited liability company interests in the Company), (v) 1,980,921 Class A shares held directly by WBR Holdings LLC and (vi) 324,169 Class A shares held directly by Ashburton Investment Private Limited. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based on the average of the high and low prices per Class A shares on September 28, 2026 as quoted on the New York Stock Exchange. (4) See Note (1) to Table 2 below.